Shareholder Report	12 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Arrow ETF Trust
Entity Central Index Key	0001532206
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000109586
Shareholder Report [Line Items]
Fund Name	Arrow Dow Jones Global Yield ETF
Trading Symbol	GYLD
Additional Information Phone Number	1-877-277-6933
Additional Information Website	https://arrowfunds.com/default.aspx?menuitemid=521
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Arrow Dow Jones Global Yield ETF	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 26,636,787
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 185,236
InvestmentCompanyPortfolioTurnover	91.00%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	45.0%
Corporate Bonds	19.5%
Master Limited Partnerships	2.0%
Non U.S. Government & Agencies	19.5%
Partnership Shares	14.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
African Rainbow Minerals Ltd.	1.0%
Banco del Bajio S.A.	0.9%
XTB S.A.	0.9%
British American Tobacco plc	0.9%
BCE, Inc.	0.9%
Dogus Otomotiv Servis ve Ticaret A/S	0.9%
Adaro Energy Tbk P.T.	0.9%
Polski Koncern Naftowy ORLEN S.A.	0.9%
Perusahaan Gas Negara Tbk P.T.	0.9%
Turk Traktor ve Ziraat Makineleri A/S	0.9%